INTEREST IN JOINT VENTURES	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about Joint venture [Abstract]
INTEREST IN JOINT VENTURES
16	INTEREST IN JOINT VENTURES

	2022	2021
	US$’000	US$’000

Cost of investment in joint ventures	9	9
Share of post acquisition (loss) profit, net of dividends received	(1)	4
Carrying amount	8	13

Details of the joint ventures are as follows:

Name of the joint venture	Principal activity	Country of incorporation	Proportion of ownership interest and voting power held by the Group		Cost of investment in joint ventures
			2022	2021	2022	2021
Tri-View Shipping Pte Ltd (a)	Dormant	Singapore	51%	51%	9	9
Leopard Tankers Pte Ltd (b)	Dormant	Singapore	-	50%	-	*
					9	9

*	Amount is less than US$1,000.

(a)	The Group has joint control over this entity by virtue of the contractual arrangement with its joint venture partner(s) requiring resolutions on the relevant activities to be passed based on unanimous approval. This entity is in the process of being deregistered.

(b)	This joint venture company was deregistered on 3 October 2022.

The above joint ventures are accounted for using the equity method in these consolidated financial statements.

In 2022, the total share of joint venture companies' loss after taxation amounts to US$5,000 (2021: US$31,000; 2020: US$2,476,000).